Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

7. Stockholders’ Equity

a) Changes in Stockholders’ Equity

In connection with the Company’s IPO (note 3), the Company issued an additional 6,440,000 shares for net proceeds of $122.1 million. Upon closing of the IPO on August 8, 2013, all shares of Series A convertible preferred stock were converted to common stock. Changes in stockholders’ equity for the nine-months ended September 30, 2013 were as follows (in thousands, except for share amounts):

	Preferred Stock	Series A Convertible Preferred Stock	Common Stock	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total Stockholders’ Equity
Balance as of December 31, 2012	17,418,807	17	15,901,183	16	(3,966)	42,409	(19,746)	18,730
Net Loss	—	—	—	—	—	—	(2,805)	(2,805)
Share-based compensation expense	—	—	—	—	—	4,220	—	4,220
Exercise of stock options and warrants	—	—	389,009	1	—	502	—	503
Issuance of common stock upon vesting of early exercised options	—	—	255,572	—	—	451	—	451
Repurchase of warrants	—	—	—	—	—	(1,275)	—	(1,275)
Conversion of preferred stock to common stock	(17,418,807)	(17)	17,418,807	17	—	—	—	—
Issuance of common stock in IPO	—	—	6,440,000	6	—	122,125	—	122,131

Balance as of September 30, 2013	—	—	40,404,571	40	(3,966)	168,432	(22,551)	141,955

b) Common Stock Call Option

In conjunction with the Company’s July 2011 recapitalization transaction, the Company entered into a stock repurchase agreement (the Agreement) with certain members of senior management. The Agreement included a contractual call option, providing the Company an option to repurchase up to 50% of the employee’s then outstanding shares of common stock for $7.80 per share in the event of resignation or termination by the employee. The call option was effective for the two-year period following the July 2011 transaction and represented a compensatory arrangement in that the key employees were required to continue employment for a period of two years to earn back the right to participate in any appreciation in the value of the underlying shares or be subject to repurchase under the Company’s call option. Pursuant to the terms of the Agreement, stock options that vested and were exercised by management during the two-year period of the Agreement became subject to the repurchase provisions. The Company’s right to repurchase these shares expired July 15, 2013.

The Company recorded stock-based compensation expense related to call options of $1,824 and $2,170 during the nine months ended September 30, 2013 and 2012, respectively. At September 30, 2013, there was no remaining unrecognized compensation cost related to call options.

As of December 31, 2012, the Company had repurchased 504,559 shares of common stock at $7.80 per share for a total of $3,950 under the Agreement resulting from the exercise of its call option in connection with the termination of the Company’s former chief financial officer. The repurchased shares are held in treasury stock at cost. No other shares were repurchased prior to the expiration of the call option.

c) Common Stock Warrants

In 2011, the Company issued warrants to a non-employee to purchase 125,000 shares of common stock, in connection with a profit-sharing agreement. The warrants had an exercise price of $1.80, vested annually over a four-year period, and expired on December 31, 2017. On June 28, 2013, the Company repurchased these warrants for $1,275, which was equal to the estimated fair value at the time of purchase of $12.00 per share less the exercise price of $1.80. There were no warrants granted and 14,729 warrants were exercised at an exercise price of $1.80 during the nine months ended September 30, 2013.

Unvested warrants to non-employees are re-measured at fair value as of each balance sheet date. The Company recorded stock-based compensation expense in general and administrative expense related to non-employee warrants of $299 and $154 during the nine months ended September 30, 2013 and 2012, respectively.

At September 30, 2013, there was no unrecognized expense related to unvested warrants granted under the Plan as there were no outstanding warrants.

9. Stockholders’ Equity

a) Series B-1, B-2 and A Redeemable Convertible Preferred Stock

Prior to the July 2011 transaction described below, Stockholders’ Equity was comprised of common stock and three classes of preferred stock issued to stockholders, as follows:

The Series B-1 Redeemable Convertible Preferred stock was convertible to common stock at the option of the stockholder on a one-for-one basis, and in the event of any liquidation, the holders of the Series B-1 preferred stock were entitled to be paid out first, a liquidation preference equal to $0.64 per share plus all unpaid dividends. At any time on or after the fifth anniversary of the original issue date, the holders of Series B-1 preferred stock were entitled to redeem the stock at a price per share equal to the greater of: (i) $0.64 per share, or (ii) any accrued dividends plus the result of a formula stipulated in the Certificate of Incorporation dated July 11, 2001. In addition, holders of the Series B-1 preferred stock were entitled to receive preferential cumulative dividends at a rate of 8% per annum.

The Series B-2 Redeemable Convertible Preferred stock was convertible to common stock at the option of the stockholder on a one-for-one basis, and in the event of any liquidation, the holders of the Series B-2 preferred stock were entitled to, after payments to the B-1 preferred stockholders, a liquidation preference equal to $0.64 per share plus all unpaid dividends. At any time on or after the first anniversary of a majority of Series B-1 preferred stock being redeemed, the holders of Series B-2 preferred stock were entitled to redeem their stock at a price per share equal to $0.64 per share plus all unpaid dividends accrued or declared. In addition, holders of the Series B-2 preferred stock were entitled to receive preferential cumulative dividends at a rate of 8% per annum.

The Series A Redeemable Convertible Preferred shares were convertible to common stock at the option of the stockholder on a three-for-one basis, and in the event of any liquation, the holders of the Series A preferred stock were entitled to a liquidation preference equal to $2.00 per share, plus all unpaid dividends accrued or declared, after payments to the Series B-1 and B-2 preferred stockholders. At any time on or after the first anniversary of a majority of Series B-1 preferred stock being redeemed, the holders of Series A preferred stock were entitled to redeem their stock at a price per share equal to the original purchase price plus simple interest at a rate of 8% per annum, plus all unpaid dividends accrued or declared.

Accretion of dividends to record redemption value was recognized as a decrease to additional paid-in capital, or if additional paid-in capital was reduced to zero, then accretion was recorded as an increase to accumulated deficit in the accompanying balance sheets.

b) Repurchase of Series B-1 and B-2 Redeemable Convertible Shares

In May 2011, subject to a tender offer to all of the Series B-1 and B-2 stockholders, the Company entered into a Stock Repurchase Agreement with certain B-1 and B-2 stockholders to repurchase 19,531 shares of Series B-1 preferred stock and 554,298 shares of Series B-2 preferred stock at a purchase price of $2.67 per share (inclusive of all rights and preferences), for a total of $1,530. The shares of B-1 and B-2 that were repurchased were retired.

c) Recapitalization and New Series A Convertible Preferred Stock

In July 2011 (July 2011 transaction), the holders of all existing Series B-1, B-2 and A redeemable convertible preferred stock approved the conversion of all outstanding shares of preferred stock to common stock at a one-to-three ratio for Series A preferred stock and a one-to-one ratio for Series B-1 preferred stock and Series B-2 preferred stock, as set forth in the Certificate of Incorporation dated July 11, 2001. The Company simultaneously issued and sold 17,418,807 shares of the Company’s new Series A Convertible Preferred Stock to new, unaffiliated investors at a price of $7.80 per share, generating proceeds of $135,023, net of transaction costs and reimbursements of $844. Immediately thereafter, the Company repurchased 17,418,695 shares of common stock held by certain stockholders (including all of the previous holders of Series B-1, B-2 and A redeemable convertible preferred stock) for an aggregate of $135,525, net of $341 related to a cashless exercise of warrants. The repurchased shares were retired by the Company’s Board of Directors upon repurchase. Pursuant to and concurrent with these equity transactions, the Board of Directors amended and restated its Certificate of Incorporation and bylaws to adjust the amount of shares authorized for issuance to 224,168,287, of which 154,492,987 are designated as $0.001 common stock and 69,675,300 as $0.001 Series A Convertible Preferred Stock.

The Series A Convertible Preferred Stock is convertible at the option of the holder, at any time, on a one-to-one basis to common stock. The Series A Convertible Preferred Stock is not redeemable, has no preferences over the common stock with respect to dividends and voting rights, and has no liquidation preferences upon the winding up and dissolution of the Company. As a result, the Series A Convertible Preferred Stock is effectively akin to common stock. The Series A Convertible Preferred Stock votes on an as-if converted to common basis and has one vote for each share held. The Series A Convertible Preferred Stock does not participate in earnings differently than common stock. Each share of Series A Convertible Preferred Stock will be automatically converted to common stock on a one to one basis, immediately prior to the closing of an Initial Public Offering of the Company’s stock at a price per share of not less than $15.60 or upon request for conversion from holders of at least 67% of the Series A Convertible Preferred Stock.

d) Common Stock Call Option

In conjunction with the July 2011 transaction, the Company entered into a stock repurchase agreement (the Agreement) with certain members of senior management. The Agreement includes a contractual call option, providing the Company an option to repurchase up to 50% of the employee’s then outstanding shares of common stock for $7.80 per share in the event of resignation or termination by the employee. The call option is effective for the two-year period following the July 2011 transaction, expiring on July 15, 2013, and represents a compensatory arrangement in that the key employees must continue employment for a period of two years to earn back the right to participate in any appreciation in the value of the underlying shares or be subject to repurchase under the Company’s call option. Pursuant to the terms of the Agreement, stock options that vest and are exercised by management during the two-year period of the Agreement become subject to the repurchase provisions.

The value of the effective stock options created upon execution of the Agreement was determined using a Black-Scholes pricing model, and the associated compensation expense is being recognized on a straight-line basis over the two-year period and is included in sales and marketing, research and development, and general and administrative expense in the accompanying consolidated statements of operations. Key assumptions used in the Black-Scholes pricing model were:

Dividend yield	0.00%
Volatility	40.00%
Expected term (years)	2.00
Risk-free interest rate	0.37%

The Company recorded stock-based compensation expense related to the employee’s compensatory arrangement created by the Company’s call option of $1,651 and $2,965 as of December 31, 2011 and 2012, respectively. At December 31, 2012, there was $1,721 of total unrecognized compensation cost related to call options.

As of December 31, 2012, the Company had repurchased 504,559 shares of common stock at $7.80 per share for a total of $3,936 under this agreement resulting from the exercise of its call option in connection with the termination of the former chief financial officer. The repurchased shares are held in treasury stock at cost.

e) Common Stock

Pursuant to the July 2011 transactions, the Company designated 55,925,000 shares of $0.001 common stock, of which 15,652,261 and 15,380,969 were outstanding as of December 31, 2011 and 2012, respectively. The holders of the common stock are entitled to dividends only when declared by the Board of Directors. Each share of common stock has one vote and vote together with the holders of the Series A Convertible Preferred Stock.

f) Common Stock Warrants

In 2011, the Company issued warrants to a non-employee to purchase 125,000 shares of common stock, with which it had an existing commercial agreement. The warrants have an exercise price of $1.80, vest annually over a four-year period, and expire on December 31, 2017. Additionally in 2011, the Company issued warrants to certain other non-employee stockholders for 203,700 shares of common stock at the exercise price of $1.80 per share, vesting immediately and expiring in 2018.

In connection with the July 2011 transaction, 188,974 of the warrants to non-employee shareholders were exercised in a cashless exercise resulting in the issuance of 145,365 shares of common stock. In addition, 22,559 warrants were exercised at an exercise price of $0.76 resulting in the issuance of 22,559 shares of common stock.

Unvested warrants to non-employees are re-measured at fair value as of each balance sheet date. The following is a summary of the weighted average assumptions used in the valuation of warrants under the Black-Scholes model at each balance sheet date:

	Year ended December 31,
	2011	2012
Dividend yield	0.00%	0.00%
Volatility	55.28%	55.0%
Expected term (years)	6.00	5.00
Risk-free interest rate	1.09%	0.72%

Common stock warrant activity during the periods indicated is as follows:

	Number of shares subject to warrants	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2011	22,559	$0.76	8.83	$23
Granted	328,700	1.80
Exercised	(211,530)	1.72		1,290

Balance at December 31, 2011	139,729	1.80	6.02	866

Balance at December 31, 2012	139,729	1.80	5.02	1,006

Exercisable at December 31, 2012	108,479	$1.80	5.02	$781

The weighted average grant date fair value of warrants granted during the years ended December 31, 2011 was $2.56. There were no warrants granted in 2012. The total intrinsic value of warrants exercised during the years ended December 31, 2011 was $1,290. The related compensation expense for non-employee warrants recognized during the years ended December 31, 2011 and 2012, recorded in general and administrative expense, was $859 and $206, respectively.

A summary of the status of the Company’s nonvested warrants to purchase common stock as of December 31, 2011 and 2012, and changes during the years ended December 31, 2012, is presented below:

	Number of shares subject to warrants	Weighted average grant-date fair value
Balance at January 1, 2012	62,500	$2.56
Vested	(31,250)	2.56

Balance at December 31, 2012	31,250	$2.56

At December 31, 2012, there was $181 of total unrecognized expense related to unvested warrants granted under the Plan. That cost is expected to be recognized over a weighted average period of one year. The total fair value of warrants vested during the years ended December 31, 2011 and 2012 was $859 and $206, respectively.